Dreyfus Municipal Bond Opportunity Fund (the "Registrant")

Incorporated herein by reference is a revised version of the Registrant's prospectus dated August 31, 2018, As Revised October 1, 2018 filed pursuant to Rule 497(e) under the Securities Act of 1933 (SEC Accession No. 0000797923-18-000013).